Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Features of Convertible Preferred Stock [Abstract]
Convertible Preferred Stock
7. Convertible Preferred Stock
The Company has issued Series Seed Preferred Stock (“Series Seed Preferred Stock”), Series A Preferred Stock (“Series A Preferred Stock”), Series
B-1
Preferred Stock and Series
B-2
Preferred Stock (the “Series B Preferred Stock” and, together with the Series Seed Preferred Stock and Series A Preferred Stock, the “Convertible Preferred Stock”).
As of December 31, 2023 and 2022, the authorized, issued, and outstanding Convertible Preferred Stock and their principal terms were as follows:

		December 31, 2023 and 2022
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	$0.0001	2,163,527	2,163,527	$5,380	$5,443	2,163,527
Series A Preferred Stock	0.0001	4,785,883	4,785,883	21,417	21,626	4,785,883
Series B-1 Preferred Stock	0.0001	6,264,714	5,839,471	30,587	30,760	5,839,471
Series B-2 Preferred Stock	0.0001	1,433,699	1,433,699	7,332	7,175	1,433,699

		14,647,823	14,222,580	$64,716	$65,004	14,222,580

In August 2020, the Company issued 7,273,170 shares of Series B Preferred Stock. This consisted of 5,839,471 shares of Series
B-1
Preferred Stock at a purchase price of $5.2676 per share for cash proceeds of $30,760. The issuance also included the conversion of a total of $7,175 in convertible debt and accrued interest for 1,433,699 shares of Series
B-2
Preferred Stock. The Company incurred issuance costs of $216, which were recorded as a reduction of the carrying amount of Series
B-1
Preferred Stock.
As of December 31, 2023 and 2022, the holders of the Convertible Preferred Stock have the following rights and preferences:
Voting Rights—
The holders of Convertible Preferred Stock vote together with all other classes and series of stock as a single class on an as-converted
basis. Each share of Convertible Preferred Stock entitles the holder to such number of votes per share as shall equal the number of shares of common stock into which the share is then convertible. The holders of the Series A Preferred stock are entitled to elect one member of the Company’s Board of Directors, holders of the Series B Preferred Stock are entitled to elect one member of the Company’s Board of Directors, the holders of Convertible Preferred Stock, voting together, are entitled to elect two members of the Company’s Board of Directors, and the holders of the common stock are entitled to elect two members of the Company’s Board of Directors.

Dividends—
The Convertible Preferred Stock has the right to receive dividends only when, as and if declared by the Company’s Board of Directors. No dividends have been declared through December 31, 2023.
Redemption—
The Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock are not redeemable.
Liquidation—
In the event of liquidation, dissolution or winding up of the Company, the Convertible Preferred Stockholders will be entitled to receive, in preference to all common stockholders, an amount equal to $2.516 per share for Series Seed, $4.5187 per share for Series A, $5.2676 per share for Series
B-1,
and $5.0042 per share for Series
B-2
as adjusted for certain events, plus any declared or accrued and unpaid dividends. If upon such liquidation, dissolution, winding up or deemed liquidation event, the assets of the Company available for distribution to it stockholders shall be insufficient to pay the holders of shares of Convertible Preferred Stock the full amount to which they shall be entitled, the holders of Convertible Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares of Convertible Preferred Stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. After such distributions have been made, the remaining assets available for distribution shall be distributed among the common stockholders on a pro rata basis based upon the number of shares held by each common stockholder.
Conversion—
Each share of Series Seed Preferred Stock, Series A Preferred Stock, Series
B-1
Preferred Stock, and Series
B-2
Preferred Stock is convertible into one share of common stock based on a conversion price of $2.516, $4.5187, $5.2676, and $5.0042 per share, respectively, adjustable for certain dilutive events. Conversion is at the option of the holder. The Convertible Preferred Stock converts automatically upon the closing of an initial public offering resulting in net proceeds of at least $50,000 or upon the decision of the holders of at least fifty percent of the outstanding Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock.